15. Derivative Financial Instruments (Details) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Warrants outstanding, beginning balance	6,000	0
Warrants issued		6,000
Warrants exercised	0	0
Warrants outstanding, ending balance	692,035	6,000
Warrants exercisable, end of period		6,000
Weighted average exercise price, beginning	$ 1.00	$ 0.00
Weighted average exercise price, issued		1.00
Weighted average exercise price, exercised
Weighted average exercise price, ending	$ 2.88	1.00
Weighted average exercise price, exercisable		$ 1.00